Organization and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Organization and Basis of Presentation [Abstract]
Summary of fair value measurements
	Carrying Value	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Convertible notes (net of discount) – September 30, 2016	$6,197,133	$-	$-	$6,197,133
Convertible notes (net of discount) – June 30, 2016	$6,415,371	$-	$-	$6,415,371
Derivative liability – September 30, 2016	$104,446	$-	$-	$104,446
Derivative liability – June 30, 2016	$188,128	$-	$-	$188,128

	Carrying	Fair Value Measurements Using Fair Value Hierarchy
	Value	Level 1	Level 2	Level 3
Convertible notes (net of discount) – June 30, 2016	$6,415,371	$–	$–	$6,415,371
Convertible notes (net of discount) – June 30, 2015	$3,112,943	$–	$–	$3,112,943
Derivative liability – June 30, 2016	$188,128	$–	$–	$188,128
Derivative liability – June 30, 2015	$–	$–	$–	$–

Summary of changes in fair value
Balance at June 30, 2016	$6,415,371
Accretion of debt and warrant discount and prepaid financing costs	458,855
Issuance of shares of common stock for convertible debt	(677,093)
Balance September 30, 2016	$6,197,133

Balance at June 30, 2015	$3,112,943
Issuance of notes	5,417,800
Deferred financing and debt and warrants discount on convertible notes	(3,336,746)
Debt increase due to modification	825,401
Accretion of debt and warrant discount and prepaid financing costs	913,544
Re-class to accrued interest and customer deposit into convertible notes payable	368,947
Issuance of shares of common stock for convertible debt	(859,018)
Payments on convertible notes payable	(27,500)
Balance June 30, 2016	$6,415,371

Summary of derivative liability activity
Balance at June 30, 2016	$188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)
Change in fair value of derivative at period end	(59,857)
Balance September 30, 2016	$104,446

Balance at June 30, 2015.	$–
Derivative liability – insufficient shares	85,960
Derivative liability – reclass into additional paid in capital due to sufficient shares	(85,960)
Initial measurement at issuance date of the notes	389,697

Derivative liability reclass into additional paid in capital upon notes conversion	(182,701)
Change in fair value of derivative at period end	(18,868)
Balance June 30, 2016	$188,128

Schedule of antidilutive securities not included in diluted loss per share
Anti-dilutive securities not included in diluted loss per share relating to:
Warrants outstanding	6,476,189
Options vested and outstanding	10,000
Convertible debt and notes payable including accrued interest	3,954,425
10,440,614

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants outstanding	–
Convertible debt and notes payable including accrued interest	22,619,527
22,619,527